Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional paid-in-capital [Member]	Comprehensive Income / Loss	Deficit [Member]	Total
Balance shares at Dec. 31, 2013	24,785,000
Balance value at Dec. 31, 2013	$ 4,957	$ 403,243	$ (9,303)	$ (174,824)	$ 224,073
Private placements, shares	17,700,000
Private placements, value	$ 3,540	$ 1,056,460			1,060,000
Net loss for the year				$ 114,242	114,242
Foreign currency translation difference			$ 1,612		$ 1,612
Balance shares	42,485,000				42,485,000
Balance value	$ 8,497	$ 1,459,703	$ (7,691)	$ (289,066)	$ 1,171,443
Balance shares at Dec. 31, 2014					42,485,000
Balance value at Dec. 31, 2014					$ 1,171,443
Private placements, shares	1,100,000
Private placements, value	$ 220	$ 109,780			$ 110,000
Stock-based compensation		90,932			90,932
Net loss for the year				$ (278,290)	$ 278,290
Foreign currency translation difference			$ (12,322)		$ (12,322)
Balance shares	43,585,000				43,585,000
Balance value	$ 8,717	$ 1,660,415	$ (20,013)	$ (567,356)	$ 1,081,763